UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22732

Recon Capital Series Trust, formerly known as ETF Series Trust

(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a copy to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W., Ste. 800

Washington, DC 20001

(202) 661-7141, strench@sewkis.com

Registrant’s telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Portfolio of Investments.

The Portfolio(s) of Investments is attached herewith.

Portfolio of Investments — Recon Capital DAX Germany ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 94.1%
Consumer Discretionary - 16.6%
adidas AG	3,442	$283,202
Bayerische Motoren Werke AG	5,342	538,863
Continental AG	1,807	406,380
Daimler AG	16,279	1,463,869
		2,692,314

Consumer Staples - 0.9%
Beiersdorf AG	1,670	143,586

Financials - 17.4%
Allianz SE	7,150	1,177,842
Commerzbank AG*	17,216	224,164
Deutsche Bank AG	20,404	721,838
Deutsche Boerse AG	2,916	266,213
Muenchener Rueckversicherungs-Gesellschaft AG	2,354	435,117
		2,825,174

Health Care - 16.0%
Bayer AG	11,055	1,640,356
Fresenius Medical Care AG & Co. KGaA	3,517	288,828
Fresenius SE & Co. KGaA	6,381	442,955
Merck KGaA	2,126	217,556
		2,589,695

Industrials - 12.0%
Deutsche Lufthansa AG*	7,839	106,962
Deutsche Post AG	15,793	480,194
Siemens AG	12,562	1,352,382
		1,939,538

Information Technology - 7.8%
Infineon Technologies AG	18,892	213,007
SAP SE	14,573	1,050,750
		1,263,757

Materials - 14.8%
BASF SE	14,773	1,282,090
HeidelbergCement AG	2,363	181,317
K+S AG	3,109	128,331
LANXESS AG	1,507	87,463
Linde AG	2,813	534,877
ThyssenKrupp AG	7,261	185,195
		2,399,273

Telecommunication Services - 4.9%
Deutsche Telekom AG	44,000	799,691

Utilities - 3.7%
E.ON SE	32,058	425,386
RWE AG	8,117	169,945
		595,331

Security Description	Shares	Fair Value
Common Stocks (continued)

TOTAL COMMON STOCKS
(Cost $15,866,915)		$15,248,359
Preferred Stocks-5.5%
Consumer Discretionary-3.4%
Volkswagen AG	2,712	546,535
Consumer Staples-2.1%
Henkel AG & Co. KGaA	2,813	335,658
TOTAL PREFERRED STOCKS
(Cost $1,015,959)		882,193
TOTAL INVESTMENTS - 99.6%
(Cost $16,882,874)		16,130,552
Other Assets in Excess of Liabilities - 0.4%		62,566
Total Net Assets - 100.0%		$16,193,118

*	Non-income producing security.

Glossary:

AG - Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA - Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of July 31, 2015)

Consumer Discretionary	20.0%
Financials	17.4
Health Care	16.0
Materials	14.8
Industrials	12.0
Information Technology	7.8
Telecommunication Services	4.9
Utilities	3.7
Consumer Staples	3.0
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital FTSE 100 ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 98.6%
Consumer Discretionary - 10.3%
Barratt Developments PLC	447	$4,430
Burberry Group PLC	200	5,022
Carnival PLC	83	4,601
Compass Group PLC	756	12,092
Dixons Carphone PLC	451	3,208
GKN PLC	729	3,623
InterContinental Hotels Group PLC	106	4,463
ITV PLC	1,697	7,434
Kingfisher PLC	1,090	6,135
Marks & Spencer Group PLC	747	6,341
Merlin Entertainments PLC	321	2,081
Next PLC	67	8,354
Pearson PLC	368	6,908
Persimmon PLC*	139	4,440
RELX PLC	513	8,950
Sky PLC	476	8,468
Sports Direct International PLC*	114	1,409
Taylor Wimpey PLC	1,465	4,444
TUI AG	177	3,044
Whitbread PLC	82	6,641
WPP PLC	596	13,672
		125,760

Consumer Staples - 17.1%
Associated British Foods PLC	157	7,899
British American Tobacco PLC	845	50,121
Coca-Cola HBC AG*	90	1,879
Diageo PLC	1,143	31,918
Imperial Tobacco Group PLC	437	22,947
J Sainsbury PLC	641	2,650
Reckitt Benckiser Group PLC	296	28,403
SABMiller PLC	429	22,524
Tesco PLC	3,683	12,397
Unilever PLC	547	24,814
WM Morrison Supermarkets PLC	982	2,796
		208,348

Energy - 13.2%
BG Group PLC	1,544	26,323
BP PLC	8,268	51,022
Royal Dutch Shell PLC Class A	1,766	50,707
Royal Dutch Shell PLC Class B	1,111	32,256
		160,308

Financials - 22.4%
3i Group PLC	437	3,775
Aberdeen Asset Management PLC	453	2,573
Admiral Group PLC	88	2,034
Aviva PLC	1,750	14,200
Barclays PLC	7,273	32,795
British Land Co. PLC (The) REIT	459	6,024
Direct Line Insurance Group PLC	624	3,563

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials - 22.4% (continued)
Hammerson PLC REIT	355	$3,645
Hargreaves Lansdown PLC	99	1,851
HSBC Holdings PLC	8,444	76,386
Intu Properties PLC REIT	416	2,140
Land Securities Group PLC REIT	356	7,211
Legal & General Group PLC	2,692	10,952
Lloyds Banking Group PLC	22,888	29,716
London Stock Exchange Group PLC	142	5,786
Old Mutual PLC	2,216	7,335
Prudential PLC	1,158	27,241
Royal Bank of Scotland Group PLC*	964	5,148
RSA Insurance Group PLC	461	3,698
Schroders PLC	51	2,517
St James’s Place PLC	232	3,544
Standard Chartered PLC	889	13,598
Standard Life PLC	887	6,290
		272,022

Health Care - 9.9%
AstraZeneca PLC	571	38,493
GlaxoSmithKline PLC	2,204	48,013
Hikma Pharmaceuticals PLC	61	2,280
Shire PLC	266	23,578
Smith & Nephew PLC	406	7,533
		119,897

Industrials - 7.0%
Ashtead Group PLC	229	3,507
Babcock International Group PLC	227	3,512
BAE Systems PLC	1,434	10,746
Bunzl PLC	151	4,322
Capita PLC	301	6,125
easyJet PLC	113	2,899
Experian PLC	450	8,434
G4S PLC	703	3,014
International Consolidated Airlines Group SA*	832	6,933
Intertek Group PLC	73	2,787
Meggitt PLC	373	2,704
Rolls-Royce Holdings PLC*	865	10,718
Royal Mail PLC	213	1,679
Smiths Group PLC	177	3,118
Travis Perkins PLC	112	3,927
Weir Group PLC (The)	97	2,326
Wolseley PLC	121	8,036
		84,787

Information Technology - 1.2%
ARM Holdings PLC	639	10,041
Sage Group PLC (The)	488	3,968
		14,009

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital FTSE 100 ETF (concluded)

July 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)

Materials - 7.1%
Anglo American PLC	593	$7,507
Antofagasta PLC	160	1,416
BHP Billiton PLC	958	17,678
CRH PLC	369	10,981
Fresnillo PLC	77	777
Glencore PLC*	4,840	15,710
Johnson Matthey PLC	93	4,230
Mondi PLC	167	4,013
Randgold Resources Ltd.	42	2,531
Rio Tinto PLC	566	21,962
		86,805

Telecommunication Services - 6.2%
BT Group PLC	3,795	27,505
Inmarsat PLC	193	2,674
Vodafone Group PLC	12,045	45,459
		75,638

Utilities - 4.2%
Centrica PLC	2,254	9,374
National Grid PLC	1,710	22,765
Severn Trent PLC	108	3,714
SSE PLC	448	10,591
United Utilities Group PLC	310	4,315
		50,759

TOTAL INVESTMENTS - 98.6%
(Cost $1,238,021)		1,198,333
Other Assets in Excess of Liabilities - 1.4%		17,173
Total Net Assets - 100.0%		$1,215,506

*	Non-income producing securities.

Glossary:

AG - Aktiengesellschaft is both the German and Swiss term for a stock corporation.

Ltd. - Private Limited Company.

PLC - Public Limited Company.

REIT – Real Estate Investment Trust.

Country Breakdown
(as of July 31, 2015)

United Kingdom	83.9%
Netherlands	6.8
Ireland	3.5
Australia	1.5
Switzerland	1.5
United States	0.4
South Africa	0.3
Germany	0.3
Jordan	0.2
Chile	0.1
Mexico	0.1
Total Investments	98.6
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF

July 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 98.8%†
Consumer Discretionary - 19.8%
Amazon.com, Inc.*	1,552	$832,105
Bed Bath & Beyond, Inc.*	622	40,573
Charter Communications, Inc. Class A*	367	68,211
Comcast Corp. Class A	7,027	438,555
Comcast Corp. Special Class A	1,375	85,717
Discovery Communications, Inc. Class A*	498	16,444
Discovery Communications, Inc. Class C*	966	29,270
DISH Network Corp. Class A*	747	48,264
Dollar Tree, Inc.*	794	61,956
Garmin Ltd.	642	26,906
JD.Com, Inc.*(a)	2,150	71,015
Liberty Global PLC Class A*	841	44,119
Liberty Global PLC Series C *	2,157	105,995
Liberty Global PLC LiLAC Class A*	42	1,796
Liberty Global PLC LiLAC Class C*	109	4,638
Liberty Interactive Corp. Class A*	1,500	43,575
Liberty Media Corp. Class A*	352	13,305
Liberty Media Corp. Class C*	765	28,841
Liberty Ventures Series A*	452	18,749
Marriott International, Inc. Class A	952	69,125
Mattel, Inc.	1,138	26,413
Netflix, Inc.*	1,399	159,920
O’Reilly Automotive, Inc.*	340	81,705
Priceline Group, Inc. (The)*	174	216,381
Ross Stores, Inc.	1,405	74,690
Sirius XM Holdings, Inc.*	18,428	72,975
Staples, Inc.	2,148	31,597
Starbucks Corp.	5,021	290,867
Tesla Motors, Inc.*	419	111,517
Tractor Supply Co.	454	42,004
TripAdvisor, Inc.*	437	34,689
Twenty-First Century Fox, Inc. Class A	4,110	141,754
Twenty-First Century Fox, Inc. Class B	2,635	88,325
Viacom, Inc. Class B	1,209	68,913
Wynn Resorts Ltd.	341	35,201
		3,526,110

Consumer Staples - 7.3%
Costco Wholesale Corp.	1,466	213,010
Keurig Green Mountain, Inc.	544	40,822
Kraft Heinz Co. (The)	4,033	320,503
Mondelez International, Inc. Class A	5,633	254,217
Monster Beverage Corp.*	560	85,988
Walgreens Boots Alliance, Inc.	3,591	346,998
Whole Foods Market, Inc.	1,208	43,971
		1,305,509

Health Care - 15.4%
Alexion Pharmaceuticals, Inc.*	664	131,100
Amgen, Inc.	2,552	450,658
Biogen, Inc.*	789	251,517
BioMarin Pharmaceutical, Inc.*	533	77,962
Celgene Corp.*	2,682	352,013
Cerner Corp.*	1,142	81,904
Express Scripts Holding Co.*	2,463	221,843
Gilead Sciences, Inc.	5,056	595,900

Security Description	Shares	Fair Value
Common Stocks† (continued)
Health Care - 15.4% (continued)
Henry Schein, Inc.*	283	$41,878
Illumina, Inc.*	476	104,387
Intuitive Surgical, Inc.*	125	66,646
Mylan NV*	1,278	71,555
Regeneron Pharmaceuticals, Inc.*	334	184,922
Vertex Pharmaceuticals, Inc.*	808	109,080
		2,741,365

Industrials - 2.0%
American Airlines Group, Inc.	2,408	96,561
C.H. Robinson Worldwide, Inc.	490	34,373
Expeditors International of Washington, Inc.	648	30,372
Fastenal Co.	996	41,693
PACCAR, Inc.	1,186	76,900
Stericycle, Inc.*	285	40,176
Verisk Analytics, Inc.*	552	43,117
		363,192

Information Technology - 53.5%
Activision Blizzard, Inc.	2,409	62,128
Adobe Systems, Inc.*	1,672	137,087
Akamai Technologies, Inc.*	596	45,719
Altera Corp.	1,024	50,852
Analog Devices, Inc.	1,055	61,538
Apple, Inc.	19,489	2,364,016
Applied Materials, Inc.	4,092	71,037
Autodesk, Inc.*	761	38,491
Automatic Data Processing, Inc.	1,614	128,749
Avago Technologies Ltd.	846	105,868
Baidu, Inc.*(a)	929	160,401
Broadcom Corp. Class A	1,814	91,807
CA, Inc.	1,491	43,440
Check Point Software Technologies Ltd.*	641	51,774
Cisco Systems, Inc.	17,149	487,375
Citrix Systems, Inc.*	540	40,829
Cognizant Technology Solutions Corp. Class A*	2,039	128,661
eBay, Inc.*	4,162	117,035
Electronic Arts, Inc.*	1,041	74,484
Facebook, Inc. Class A*	7,451	700,469
Fiserv, Inc.*	817	70,965
Google, Inc. Class A*	938	616,735
Google, Inc. Class C*	1,134	709,442
Intel Corp.	15,946	461,637
Intuit, Inc.	956	101,116
KLA-Tencor Corp.	552	29,284
Lam Research Corp.	531	40,818
Linear Technology Corp.	801	32,841
Micron Technology, Inc.*	3,598	66,599
Microsoft Corp.	27,128	1,266,878
NetApp, Inc.	1,043	32,489
NVIDIA Corp.	1,824	36,389
NXP Semiconductor NV*	775	75,167
Paychex, Inc.	1,213	56,283
QUALCOMM, Inc.	5,575	358,974
SanDisk Corp.	741	44,675

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)

July 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks† (continued)
Information Technology - 53.5% (continued)
Seagate Technology PLC	1,099	$55,609
Skyworks Solutions, Inc.	639	61,133
Symantec Corp.	2,310	52,529
Texas Instruments, Inc.	3,540	176,929
Western Digital Corp.	776	66,783
Xilinx, Inc.	886	36,990
Yahoo!, Inc.*	3,170	116,244
		9,528,269

Telecommunication Services - 0.8%
SBA Communications Corp. Class A*	432	52,151
VimpelCom Ltd.(a)	5,888	34,032
Vodafone Group PLC(a)	1,633	61,695
		147,878

TOTAL INVESTMENTS - 98.8%
(Cost $15,985,903)		17,612,323
Other Assets in Excess of Liabilities - 1.2%		206,351
Total Net Assets - 100.0%		$17,818,674

Number of Contracts
Options Written - (0.5)%
NDX Call, Expires 8/21/2015, Strike Price $4,650	38	$(84,550)
(Premiums Received $222,243)

*	Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2015 was $17,645,852.
(a)	American Depositary Receipts.

Glossary:

Ltd. - Private Limited Company.

PLC - Public Limited Company.

Sector Allocation
(as of July 31, 2015)

Information Technology	53.5%
Consumer Discretionary	19.8
Health Care	15.4
Consumer Staples	7.3
Industrials	2.0
Telecommunication Services	0.8
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines, fair value, establishes a framework for measuring fair value in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Recon Capital DAX Germany ETF, Recon Capital FTSE 100 ETF and Recon Capital NASDAQ 100 Covered Call ETF (each a “Fund” and collectively, the Funds) categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$15,248,359	$—	$—	$15,248,359
Preferred Stocks	882,193	—	—	882,193
Total	$16,130,552	$—	$—	$16,130,552

Recon Capital FTSE 100 ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$1,198,333	$—	$—	$1,198,333
Total	$1,198,333	$—	$—	$1,198,333

Recon Capital NASDAQ 100 Covered
Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$17,612,323	$—	$—	$17,612,323
Liabilities Other Financial Instruments*	—	(84,550)	—	(84,550)
Total	$17,612,323	$(84,550)	$—	$17,527,773

_______________________

†	See the Portfolio of Investments for breakdown by sector /country.

*	Other financial instruments include written option contracts. Purchased and written options contracts listed on Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

For significant movements between levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no transfers between levels during the period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividend distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature; such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of July 31, 2015, the Funds’ open tax year is open for examination.

At July 31, 2015, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Recon Capital DAX Germany ETF	$16,882,874	$191,890	$(944,212)	$(752,322)
Recon Capital FTSE 100 ETF	1,238,021	31,678	(71,366)	(39,688)
Recon Capital NASDAQ 100 Covered Call ETF	15,985,903	2,129,759	(503,339)	1,626,420

There were no differences between book and tax basis cost of investments and unrealized appreciation (depreciation) at July 31, 2015.

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended July 31, 2015 were as follows:

Recon Capital NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	30	$287,609
Options written	370	2,443,999
Options closed	(254)	(1,892,580)
Options expired	(108)	(616,785)
Options outstanding, at end of the period	38	$222,243

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Recon Capital Series Trust, formerly known as ETF Series Trust

By (Signature and Title)*		/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	9/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	9/23/15

* Print the name and title of each signing officer under his or her signature.